11. Employee and Director Benefit Programs (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee And Director Benefit Programs Details 1
Benefit obligation	$ 3,812	$ 3,581	$ 3,382
Fair value of plan assets	0	0
Funded status	(3,812)	(3,581)
Unrecognized prior service cost/benefit	0	0
Unrecognized net actuarial loss	0	0
Net amount recognized	(3,812)	(3,581)
Unfunded accrued liability	(3,812)	(3,581)
Intangible assets	0	0
Net amounts recognized	$ (3,812)	$ (3,581)